Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Revenue	R$ 244,278	R$ 146,911	R$ 147,128
Gain on sale of farms	39,817	26,716
Changes in fair value of biological assets and agricultural products	99,083	12,266	(12,632)
Adjustment to net realizable value of agricultural products after harvest, net	883	(1,655)	659
Cost of sales	(228,319)	(136,362)	(134,714)
Gross profit	155,742	47,876	441
Selling expenses	(10,087)	(6,676)	(2,732)
General and administrative expenses	(34,945)	(30,941)	(28,944)
Other operating (expenses) income, net	35,432	(6,019)	2,812
Share of profit (loss) of a joint venture	14,671	(4,425)	(511)
Operating income (loss)	160,813	(185)	(28,934)
Financial income (expenses)
Financial income	129,323	110,090	192,644
Financial expenses	(137,879)	(76,646)	(154,270)
Profit before income and social contribution taxes	152,257	33,259	9,440
Income and social contribution taxes	(25,919)	(5,949)	(1,451)
Net profit for the year	R$ 126,338	R$ 27,310	R$ 7,989
Basic earnings per share-in reais	R$ 2.3505	R$ 0.4771	R$ 0.1372
Diluted earnings per share-in reais	R$ 2.3477	R$ 0.4742	R$ 0.1364